Financial and capital risk management (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 273	$ (500)	$ 139
Cash Flow Hedge Nickel And Palladium [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income			$ (19)